Other Liabilities - Summary of Components of Other within Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of Other Liability [Line Items]
Accounts payable, accrued expenses and other items	$ 11,311	$ 11,999
Accrued interest payable	6,468	5,299
ACL on off-balance sheet items	580	460
Cash collateral	6,414	6,406
Credit card loyalty rewards	1,465	1,432
Current tax liabilities	470	44
Deferred tax liabilities (Note 23)	1	16	$ 102
Lease Liabilities	3,326	3,506
Liabilities of subsidiaries	5,633	18,120
Total	36,720	48,284
Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	819	742
Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	(1,063)	(1,046)
Other liabilities [member] | Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	863	823
Other liabilities [member] | Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	$ 189	$ 179